Acquisition of Essentialis Inc - Additional Information (Detail)			3 Months Ended	12 Months Ended
	Mar. 07, 2018 shares	Mar. 07, 2017 USD ($) $ / shares shares	Jun. 30, 2018 shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Business Acquisition [Line Items]
Share price (in usd per share) | $ / shares		$ 3.85
Fair value of stock consideration				$ 4,200,000
Fair value of cash consideration				1,100,000
Total purchase price consideration				5,300,000
Increase (decrease) in valuation allowance				4,100,000
First commercial sales milestone				100,000,000
Second commercial sales milestone				200,000,000
Contingent liability payment on achievement of sales milestone		$ 2,600,000		5,600,000	$ 5,100,000
Changes Measurement [Member]
Business Acquisition [Line Items]
Fair value of stock consideration				2,700,000
Fair value of cash consideration				2,600,000
Total purchase price consideration				5,300,000
Essentialis, Inc. [Member]
Business Acquisition [Line Items]
Common stock shares issued in acquisition (shares) | shares		3,783,388
Contingent consideration potential additional shares issuable if milestones are reached (shares) | shares			903,367
Maximum total common stock issuable in acquisition (in shares) | shares		4,867,422
Fair value of stock consideration		$ 17,246,000
Total purchase price consideration		19,836,000
Value of deferred tax liability assumed		1,700,000		1,700,000
Increase (decrease) in valuation allowance				(1,700,000)
Tax liability recorded				1,600,000
Essentialis, Inc. [Member] | Patents [Member]
Business Acquisition [Line Items]
Capitalized costs		573,000
Legal fees		469,000
Printing fees		75,000
Accounting and other fees		29,000
Total intangible asset		$ 22,000,000
Essentialis, Inc. [Member] | Indemnification Claims [Member]
Business Acquisition [Line Items]
Common stock shares issued in acquisition (shares) | shares	180,667	180,667
Essentialis, Inc. [Member] | Earnout Payments [Member]
Business Acquisition [Line Items]
Maximum potential cash earnout payments		$ 30,000,000
Essentialis, Inc. [Member] | Development Milestone [Member]
Business Acquisition [Line Items]
Probability of development success rate (percent)		56.00%
Revenue milestone in 2023				100,000,000
Revenue milestone in 2025				$ 200,000,000
Essentialis, Inc. [Member] | Revenue Milestone One [Member] | Measurement Input, Discount Rate [Member]
Business Acquisition [Line Items]
Fair value inputs, discount rate (percent)		0.30
Essentialis, Inc. [Member] | Revenue Milestone Two [Member] | Measurement Input, Discount Rate [Member]
Business Acquisition [Line Items]
Fair value inputs, discount rate (percent)		0.21